Description of Business (Details) (USD $)	3 Months Ended	12 Months Ended				0 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Jul. 02, 2013	Mar. 31, 2013	Dec. 31, 2012	May 09, 2014 Subsequent Event	Apr. 16, 2014 Subsequent Event	Apr. 15, 2014 Subsequent Event
Cancellation of shares in reverse merger			120,520,000
Consumtion of oil and gas description	The FP250 has been designed to operate on fuels from 100% combustible gas down to concentrations of 5% or less combustible gas content.	The FP250 has been designed to operate on fuels from 100% combustible gas down to concentrations of 5% or less combustible gas content.
Cash and cash equivalents	$ 192,000	$ 1,201,000		$ 24,000	$ 93,000	$ 3,400,000		$ 100,000
Short term liabilities	1,661,000	1,494,000			419,000			1,000,000
Senior secured financing, amount							4,600,000
Amount received from senior financing							4,000,000
Amount released from lenders option							2,300,000
Net proceeds from operating needs						$ 1,100,000